Convertible Preferred Units - Narrative (Detail) - USD ($)	1 Months Ended				2 Months Ended	3 Months Ended		8 Months Ended	12 Months Ended
	Feb. 29, 2020	Sep. 30, 2019	Dec. 31, 2017	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2020	Mar. 31, 2019	Aug. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Convertible preferred units issued (in shares)						867,000			4,847,000
Shares issued (in shares)						10,817,348			9,950,154
Net proceeds from issuance of convertible preferred units						$ 14,228,000	$ 0		$ 81,876,000	$ 9,456,000
Dividends declared						$ 0			$ 0	$ 0
Automatic conversion feature, minimum gross cash proceeds received in a public offering						$ 75,000,000			$ 75,000,000
Series A Preferred Units
Class of Stock [Line Items]
Convertible preferred units issued (in shares)				1,293,104
Par value per share (in dollars per share)				$ 11.60	$ 11.60	$ 11.60			$ 11.60
Shares issued (in shares)					286,205	1,579,309			1,579,309
Gross proceeds from issuance of convertible preferred units				$ 15,000,000	$ 3,300,000
Net proceeds from issuance of convertible preferred units				14,900,000
Issuance costs of financing				$ 100,000	$ 39,000
Conversion price (in dollars per share)						$ 11.60			$ 11.60
Liquidation preference (in dollars per share)						11.60			11.60
Series B Preferred Units
Class of Stock [Line Items]
Par value per share (in dollars per share)			$ 12.43			$ 12.43		$ 12.43	$ 12.43	$ 12.43
Shares issued (in shares)			2,735,320			3,523,739		788,419	3,523,739
Gross proceeds from issuance of convertible preferred units			$ 34,000,000					$ 9,800,000
Net proceeds from issuance of convertible preferred units			32,100,000					9,500,000
Issuance costs of financing			$ 1,900,000					$ 300,000
Conversion price (in dollars per share)						$ 12.43			$ 12.43
Liquidation preference (in dollars per share)						12.43			12.43
Series C Preferred Units
Class of Stock [Line Items]
Par value per share (in dollars per share)	$ 17.50	$ 17.50				$ 17.5			$ 17.50
Shares issued (in shares)	867,194	4,847,106				5,714,300			4,847,106
Gross proceeds from issuance of convertible preferred units	$ 15,200,000	$ 84,800,000
Net proceeds from issuance of convertible preferred units	14,200,000	81,900,000
Issuance costs of financing	$ 1,000,000	$ 2,900,000
Conversion price (in dollars per share)						$ 17.50			$ 17.50
Liquidation preference (in dollars per share)						$ 17.50			$ 17.50